CONDENSED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Unaudited) (Parenthetical) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Best Offering [Member]
Issuance expenses, amount	$ 3,679
Registered Direct [Member]
Issuance expenses, amount	$ 3,215